Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense		$ 10,558	$ 1,749
Share based compensation by share based award weighted average grant date fair value of options granted		$ 9.02	$ 2.59
Share based compensation by share based award intrinsic value of options excercised during the period		$ 9,500	$ 1,000
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value		100.00%
2014 Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award vesting rights percentage		25.00%
Share based compensation arrangement by share based payment award, Award vesting period		4 years
Share based compensation by share based payment award expiration period		10 years
Share based compensation by share based award exercise period		90 days
2014 Equity Incentive Plan [Member] | Incentive Stock Options [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value		100.00%
Two Thousand And Twenty One Employee Stock Purchase Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value	85.00%
Stock issued during period, Shares, Employee stock purchase plans		0
Share-based Payment Arrangement, Tranche One [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value		110.00%
Share Based Compensation Remaining Three Tranches Twenty Five Percent Each To Be Vested In Monthly Instalments [Member] | 2014 Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award vesting rights percentage		25.00%
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense		$ 3,300	$ 0
unrecognized stock-based compensation expense related to Equity statements othee than Stock options		$ 27,300
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award vesting rights percentage		75.00%
Restricted Stock Units (RSUs) [Member] | Share Based Compensation Award Remaining Tranche [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award vesting rights percentage		25.00%
Share based compensation arrangement by share based payment award, Award vesting period		3 years
Share based compensation arrangement by share based payment award, Award vesting rights		one-third vesting on each of the first three anniversaries of the vesting commencement date
Restricted Stock Units (RSUs) [Member] | Share Based Compensation Remaining Three Tranches Twenty Five Percent Each To Be Vested In Monthly Instalments [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period		4 years
Share based compensation arrangement by share based payment award, Award vesting rights		awards vest in substantially equal quarterly installments for four years following the vesting start date, all subject to continued service through each vesting date.
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based payment award non vested cost not yet recognized recognition period		2 years 10 months 24 days	2 years 6 months
Share based arrangement non vested award options costs not yet recognized amount		$ 14,100	$ 3,700
Share-based Payment Arrangement, Option [Member] | 2014 Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award vesting rights percentage		25.00%